Shareholder Fees (Vanguard Global ex-U.S. Real Estate Index Fund Retail)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	0.25%	0.25%
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	0.25%	0.25%
Account Service Fee (for certain fund account balances below $10,000)	20	none